CASH AND CASH EQUIVALENTS AND INVESTMENTS. ADDITIONAL INFORMATION ON THE CONSOLIDATED STATEMENTS OF CASH FLOWS (Tables)	12 Months Ended
Dec. 31, 2024
CASH AND CASH EQUIVALENTS AND INVESTMENTS. ADDITIONAL INFORMATION ON THE CONSOLIDATED STATEMENTS OF CASH FLOWS
Schedule of cash and cash equivalents and investments

	As of December 31,
Cash and cash equivalents	2024	2023
Cash and Banks (1)	121,753	198,094
Time deposits	104,974	77,412
Mutual funds	91,592	30,282
Government bonds at fair value through profit or loss	—	42,142
Total cash and cash equivalents	318,319	347,930

(1) As of December 31, 2024 and 2023, includes restricted funds for $ 8,738 million and $7,219 million ($15,720 million in current currency as of December 2024), respectively corresponding to the funds to be paid to customers.

Investments
Current
Government bonds at fair value through profit or loss	11,386	242,456
Time deposits	20,632	26,371
Mutual funds	1,566	1,132
	33,584	269,959
Non- current
Investments in associates and joint ventures(a)	13,608	51,877
2003 Telecommunications Fund	1	1
	13,609	51,878
Total investments	47,193	321,837
(a)	Information on Investments in associates and joint ventures is detailed below:

Schedule of financial position information of investments in associates

				Percentage
				(direct and
				indirect) of
				capital stock
	Nature of			owned and	Valuation as	Valuation as
Companies	relationship	Main activity	Country	voting rights (%)	of 12.31.2024	of 12.31.2023
Ver TV (1) (3)	Associate	Community Closed-circuit television	Argentina	—	—	22,850
TSMA (1) (2) (3)	Associate	Community Closed-circuit television	Argentina	—	—	8,343
La Capital Cable (1)	Associate	Closed-circuit television	Argentina	50.00	4,711	4,898
OPH (1) (4) (5)	Joint venture	Holding	USA	50.00	8,897	15,786
Total					13,608	51,877

(1)	Data about the issuer arises from extra-accounting information.
(2)	As of December 31, 2023, despite owning a percentage higher than a 50% of interest, the Company did not have the control in accordance with the requirements of IFRS Accounting Standards.
(3)	During September 2024, the Company acquired an additional 49.9% equity interest in TSMA by exchanging 49% of its equity interest in Ver TV. For this transaction, the Company recognized a loss of $2,720 million. For more details, see Note 28.1).
(4)	In April 2023, the Company has acquired a 50% shareholding in OPH.
(5)	As of December 31, 2024, includes $(3,428) million of currency translation adjustments.

Schedule of earning information in associates and joint venture

	Years ended December 31,
	2024	2023	2022
Ver TV	(7,182)	(3,859)	2,800
TSMA	(156)	(1,796)	1,845
La Capital Cable	323	712	908
OPH	(3,461)	832	—
Costs related to the sale of Ver TV (Note 28.1)	(998)	—	—
Total	(11,474)	(4,111)	5,553

Schedule of investments in associates and joint ventures

	As of December
	2024	2023
At the beginning of the year	51,877	43,713
Losses for the year	(10,476)	(4,111)
Reduction of interest in associate	(23,352)	—
Dividends from associates	(1,013)	(2,679)
Acquisitions	—	14,954
Currency translation adjustments	(3,428)	—
At the end of the year	13,608	51,877

Schedule of changes in assets/liabilities components

	December 31,
Net (increase) decrease in assets	2024	2023	2022
Trade receivables	(260,840)	(387,536)	(224,190)
Other receivables	(81,291)	(195,643)	(153,225)
Inventories	(6,388)	(45,447)	(15,936)
	(348,519)	(628,626)	(393,351)
Net increase (decrease) in liabilities
Trade payables	20,900	736,601	375,298
Salaries and social security payables	83,601	157,794	128,459
Other taxes payables	64,669	95,759	(78,922)
Other liabilities and provisions	(7,401)	39,261	(4,090)
	161,769	1,029,415	420,745

Schedule of main non-cash operating transactions

		December 31,
Description	Classification of activities	2024	2023	2022
PP&E and intangible assets acquisition financed with accounts payable	Investing - Operating	203,394	301,013	186,567
Right of use assets acquisition owed	Investing - Financing	237,298	186,447	142,387
Joint ventures acquisition cancelled with government bonds	Investing - Investing	—	1,191	—
Other liabilities for acquisition of companies and joint ventures	Investing - Operating	—	8,552	4,129
Other receivables offset with acquisition of companies and joint ventures	Investing - Operating	8,332	—	—
Dividends payment made with investments not considered as cash and cash equivalents (See “Dividends paid”)	Investing - Financing	118,854	227,443	306,909
Trade payables cancelled with borrowings	Financing - Operating	23,425	74,268	72,805
Trade receivables cancelled with government bonds	Investing - Operating	—	—	4,551
Trade payables cancelled with government bonds	Investing - Operating	21,026	—	—
Exchange Notes	Financing - Financing	133,156	—	—
Transaction with non-controlling interest offset against other receivables	Financing - Operating	1,304	—	—
Dividend payable from subsidiaries	Financing - Operating	825	—	—

Schedule of cash dividends from the Company, its subsidiaries and associates companies

		Distributed amount			Dividends collected
				Current currency		Current currency
	Paying	Distribution	Currency of the	as of December 31,	Collection	as of December 31,
Year	Company	month	transaction date	2024	month	2024
2024	Ver TV	March, 2024	281	404	March, 2024	404
	Ver TV	June, 2024	70	85	June, 2024	85
	La Capital Cable	May, 2024	400	510	May, 2024	510
	TSMA	April, 2024	10	14	May, 2024	14
				1,013		1,013
2023	Ver TV	March, 2023	130	724	April, 2023	667
	Ver TV	November, 2023	217	592	November, 2023	592
	La Capital Cable	April, 2023	200	936	May, 2023	936
	TSMA	July, 2023	101	427	July, 2023	427
				2,679		2,622
2022	Ver TV	January, 2022	104	1,322	January, 2022	1,322
	TSMA	January, 2022	28	356	January, 2022	356
	La Capital Cable	September, 2022	343	2,728	October, 2022	2,492
				4,406		4,170

			Distributed amount
				Current currency		Dividends paid in
	Paying		Currency of the	as of December 31,		current currency
Year	company	Distribution month	transaction date	2024	Payment month	as of December 31, 2024
2024	Núcleo	April, 2024	6,468	8,535	April, 2024	8,535
		May, 2024	842	1,069	May, 2024	1,069
				9,604		9,604
	Personal Envíos	June, 2024	681	825		(*)
2023	Núcleo	August, 2023	2,326	8,754	August, 2023	8,754
						8,754
2022	Núcleo	April, 2022	804	8,617	May, 2022 / August, 2022	8,334
						8,334

(*)   As of December 31, 2024, these dividends are unpaid. The same converted at the closing exchange rate amount to $686 million.

Schedule of distribution of non-cash dividends

		Distributed amount
		Currency of the	Current currency as of
Year	Government Bonds and Nominal Value	transaction date	December 31, 2024
2024 (1)	2030 Global Bonds: US$145,602,795	115,725	118,854
2023 (2)	2030 Global Bonds: US$411,214,954	47,701	227,443
2022 (3)	2030 Global Bonds: US$411,145,986 2035 Global Bonds 2035: US$103,854,014	31,634	306,909

(1)	Pursuant to the powers delegated by the shareholders of Telecom Argentina at the Ordinary and Extraordinary Shareholders’ Meeting held on April 25, 2024, on November 11, 2024, the Board of Directors resolved to partially reverse the “Voluntary reserve to maintain the Company’s level of capital expenditures and its current solvency level” to distribute as non-cash dividends for $118,854 million.
(2)	Pursuant to the powers delegated by the shareholders of Telecom Argentina at the Ordinary and Extraordinary Shareholders’ Meeting held on April 27, 2023, on May 3, 2023, the Board of Directors resolved to partially reverse the “Voluntary reserve to maintain the Company’s level of capital expenditures and its current solvency level” to distribute as non-cash dividends for $227,443 million.
(3)	Pursuant to the powers delegated by Telecom Argentina’s Ordinary and Extraordinary Shareholders’ Meeting held on April 27, 2022, on June 2, 2022 the Board resolved to partially reverse the “Voluntary reserve to maintain the Company’s level of capital expenditures and its current solvency level” to distribute as non-cash dividends for $ 306,909 milion.